Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 1,098	$ 339
Short term investments		2,500
Receivables and other current assets	161	133
Due from related party	95
TOTAL CURRENT ASSETS	1,354	2,972
NON-CURRENT ASSETS
Equipment	28	35
Exploration and evaluation assets	38,633	64,479
Advance	24
Reclamation deposit		14
TOTAL NON-CURRENT ASSETS	38,685	64,528
TOTAL ASSETS	40,039	67,500
CURRENT LIABILITIES
Trade payables and accrued liabilities	519	556
Flow through share premium	89
TOTAL CURRENT LIABILITIES	608	556
TOTAL LIABILITIES	608	556
EQUITY
Reserve	4,175	7,749
Deficit	(54,341)	(29,343)
TOTAL EQUITY	39,431	66,944
TOTAL LIABILITIES AND EQUITY	40,039	67,500
Preferred Stock [Member]
EQUITY
Share capital	591	591
Common Stock [Member]
EQUITY
Share capital	$ 89,006	$ 87,947